Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Total debt	$ 38,053	$ 35,418
Less:cash	(63,552)	(78,274)	$ (67,760)	$ (74,870)
Net debt
Shareholders' equity	$ 361,544	$ 353,612
Net debt-to-adjusted capital ratio
Long-term debt	$ 38,053	$ 35,418
Long-term debt-to-equity ratio	0.11	0.10